Document and Entity Information	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	SPERO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38266
Entity Tax Identification Number	46-4590683
Entity Address Address Line 1	675 Massachusetts Avenue, 14th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02140
City Area Code	857
Local Phone Number	242-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Spero Therapeutics, Inc. (the “Company”) is filing this Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) to amend the Current Report on Form 8-K, originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on October 10, 2023 (the “Original Report”). The Original Report was filed, among other things, to disclose (i) the voting results of the Company’s Annual Meeting of Stockholders held on October 5, 2023 (the “Annual Meeting”) and (ii) the filing on October 6, 2023 of a certificate of amendment (the “Charter Amendment”) to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Charter”), with the Secretary of State of the State of Delaware (the “Delaware Secretary”) to reflect new Delaware law provisions regarding officer exculpation and to add a federal forum selection clause.This Amendment amends the Original Report solely to correct the disclosure regarding the previously reported voting results with respect to the Charter Amendment Proposals (as defined below) and to disclose that the Company has filed a Certificate of Correction (the “Certificate of Correction”) with the Delaware Secretary to undo the Charter Amendment.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001701108